Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000802716
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 29, 2012
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIMIX
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCBIX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBALX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFCX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFIX
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFGX
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBFCX
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VICIX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVLSX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVFCX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVFIX
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VVFGX
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSTIX
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VINGX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VETAX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEVIX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GETGX
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEVYX
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSGSX
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GOGFX
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSOIX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGAX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGCX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGIX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGRX
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VFGYX
Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VNMAX
Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VNMYX
Victory Ohio Municipal Bond Fund (Prospectus Summary) | Victory Ohio Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOHTX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRVEX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDSCX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDSIX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRINX
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VDSYX
International Fund (Prospectus Summary) | International Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIAFX
International Fund (Prospectus Summary) | International Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VICFX
International Fund (Prospectus Summary) | International Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIIFX
International Fund (Prospectus Summary) | International Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VIYFX
International Select Fund (Prospectus Summary) | International Select Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISFX
International Select Fund (Prospectus Summary) | International Select Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISKX
International Select Fund (Prospectus Summary) | International Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISIX
International Select Fund (Prospectus Summary) | International Select Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISYX

Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund
Core Bond Index Fund Summary
Investment Objective
The Fund seeks to provide a high level of income.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 21 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Core Bond Index Fund	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory Core Bond Index Fund		Class A	Class I
Management Fees		0.50%	0.50%
Distribution (12b-1) Fees		none	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares.)		0.64%	0.82%
Total Annual Fund Operating Expenses		1.14%	1.32%
Fee Waiver/Expense Reimbursement	[1]	(0.49%)	(1.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.65%	0.30%
[1]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A and Class I shares do not exceed 0.65% and 0.30%, respectively, until at least February 28, 2013.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Core Bond Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	265	507	769	1,515
Class I	31	317	626	1,501

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 241%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in a portfolio of debt securities that is designed to replicate, as closely as possible, before the deduction of expenses, the performance of the Barclays Capital U.S.
Aggregate Bond Index (the "Index"). Under normal circumstances the Fund will invest at least 80% of its net assets in securities included in the Index. The
Fund will notify its shareholders at least 60 days before changing this policy.
For the purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Index is largely comprised of investment-grade government, corporate, mortgage-, commercial mortgage- and asset-backed bonds that are denominated in
U.S. dollars and have maturities longer than one year.

The portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index. As of December 31,
2011, the dollar weighted average maturity was 6.41 years for the portfolio and
7.13 years for the Index. As of December 31, 2011, the average credit quality was AA1/AA2 for the portfolio and the Index. These averages fluctuate over time.

The Fund may also hold short-term debt securities and money market instruments.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Interest rates rise.

o An issuer's credit quality is downgraded or an issuer defaults on its securities. This risk is greater for any investments in below investment grade rated debt.

o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

o The rate of inflation increases.

o The average life of a mortgage-related security is shortened or lengthened.

o A U.S. government agency or instrumentality defaults on its obligation and the
U.S. government does not provide support.

o The Fund does not track the performance of the Index due to fees, expenses, transaction costs and other factors that do not allow the Fund to match the
Index.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and in the level of income they receive from their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays Capital U.S. Aggregate Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
VictoryFunds.com.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one was included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 6.79% (quarter ended September 30, 2009) Lowest -2.86% (quarter ended September 30, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Core Bond Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	4.59%	4.21%		3.97%
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	3.31%	2.53%		2.32%
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	2.96%	2.58%		2.39%
Class I	CLASS I Before Taxes	7.11%	5.13%	[1]		Aug 31, 2007
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index Index returns reflect no deduction for fees, expenses, or taxes.	7.84%	6.50%		5.78%
[1]	Performance is from August 31, 2007, inception date of Class I shares.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Bond Index Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of income.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 21 of the Fund's Prospectus
		and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 241%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	241.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in a portfolio of debt securities that is designed to replicate, as closely as possible, before the deduction of expenses, the performance of the Barclays Capital U.S.
Aggregate Bond Index (the "Index"). Under normal circumstances the Fund will invest at least 80% of its net assets in securities included in the Index. The
Fund will notify its shareholders at least 60 days before changing this policy.
For the purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Index is largely comprised of investment-grade government, corporate, mortgage-, commercial mortgage- and asset-backed bonds that are denominated in
U.S. dollars and have maturities longer than one year.

The portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index. As of December 31,
2011, the dollar weighted average maturity was 6.41 years for the portfolio and
7.13 years for the Index. As of December 31, 2011, the average credit quality was AA1/AA2 for the portfolio and the Index. These averages fluctuate over time.

The Fund may also hold short-term debt securities and money market instruments.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Interest rates rise.

o An issuer's credit quality is downgraded or an issuer defaults on its securities. This risk is greater for any investments in below investment grade rated debt.

o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

o The rate of inflation increases.

o The average life of a mortgage-related security is shortened or lengthened.

o A U.S. government agency or instrumentality defaults on its obligation and the
U.S. government does not provide support.

o The Fund does not track the performance of the Index due to fees, expenses, transaction costs and other factors that do not allow the Fund to match the
Index.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and in the level of income they receive
		from their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays Capital U.S. Aggregate Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
		VictoryFunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one was included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one was included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 6.79% (quarter ended September 30, 2009) Lowest -2.86% (quarter ended September 30, 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares.)	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	265
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	507
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	769
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,515
Annual Return 2002	rr_AnnualReturn2002	8.16%
Annual Return 2003	rr_AnnualReturn2003	2.99%
Annual Return 2004	rr_AnnualReturn2004	2.22%
Annual Return 2005	rr_AnnualReturn2005	0.95%
Annual Return 2006	rr_AnnualReturn2006	4.50%
Annual Return 2007	rr_AnnualReturn2007	5.15%
Annual Return 2008	rr_AnnualReturn2008	(5.14%)
Annual Return 2009	rr_AnnualReturn2009	10.74%
Annual Return 2010	rr_AnnualReturn2010	6.33%
Annual Return 2011	rr_AnnualReturn2011	6.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.86%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.97%
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.32%
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.39%
Victory Core Bond Index Fund (Prospectus Summary) | Victory Core Bond Index Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares.)	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	626
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,501
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.13%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A and Class I shares do not exceed 0.65% and 0.30%, respectively, until at least February 28, 2013.
[3]	Performance is from August 31, 2007, inception date of Class I shares.

Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund
Balanced Fund Summary
Investment Objective
The Fund seeks to provide income and long-term growth of capital.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 21 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Balanced Fund	Class A	Class C	Class I	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory Balanced Fund		Class A	Class C	Class I	Class R
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fees		none	1.00%	none	0.50%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)		0.84%	1.33%	56.36%	0.70%
Total Annual Fund Operating Expenses		1.44%	2.93%	56.96%	1.80%
Fee Waiver/Expense Reimbursement		(0.29%)	(1.08%)	(56.06%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.15%	1.85%	0.90%	1.45%
[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class R shares do not exceed 1.15%, 1.85%, 0.90% and 1.45% until at least February 28, 2013, February 28, 2014, February 28, 2013 and February 28, 2013, respectively.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Balanced Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	685	977	1,291	2,177
Class C	288	697	1,346	3,092
Class I	92	6,589	8,089	8,527
Class R	148	532	942	2,087

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Victory Balanced Fund Class C	188	697	1,346	3,092

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 130%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing in equity securities, debt securities and cash equivalents. The Fund may invest in any type or class of security.

Under normal circumstances:

o The Fund will invest 40% to 75% of its total assets in equity securities and securities convertible or exchangeable into common stock.

o The Fund may invest up to 15% of its net assets in American Depository
Receipts.

o The Fund will invest at least 25% of it total assets in a portfolio of debt securities and preferred stocks. The debt securities are designed to replicate, as closely as possible, before the deduction of expenses, the performance of the
Barclays Capital US Aggregate Bond Index (the "Index"). The Index is largely comprised of investment-grade government, corporate, mortgage-, commercial mortgage- and asset-backed bonds that are denominated in U.S. dollars and have maturities longer than one year. As of December 31, 2011, the dollar weighted average maturity was 6.41 years for the portfolio and 7.13 years for the Index.
As of December 31, 2011, the average credit quality was AA1/AA2 for the portfolio and the Index. These averages fluctuate over time.

With respect to debt securities, the portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

o Interest rates rise.

o An issuer's credit quality is downgraded or an issuer defaults.

o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

o The rate of inflation increases.

o The average life of a mortgage-related security is shortened or lengthened.

o A U.S. government agency or instrumentality defaults on its obligation and the
U.S. government does not provide support.

o The Fund does not track the performance of the Index due to fees, expenses, transaction costs and other factors that do not allow the Fund to match the
Index.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index and the Lipper Balanced Fund Index. We
calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 11.91% (quarter ended September 30, 2009) Lowest -15.51% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Balanced Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	(7.89%)	(0.27%)		2.59%
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	(8.64%)	(1.36%)		1.72%
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	(4.49%)	(0.63%)		1.86%
Class C	CLASS C Before Taxes	(3.86%)	0.08%		4.47%	[1]	Mar 1, 2003
Class I	CLASS I Before Taxes	(1.43%)	0.10%	[2]			Aug 31, 2007
Class R	CLASS R Before Taxes	(2.63%)	0.47%		2.79%
S&P 500 Index	S&P 500 Index Index returns reflect no deduction for fees, expenses, or taxes.	2.11%	(0.25%)		2.92%
Lipper Balanced Fund Index	Lipper Balanced Fund Index Index returns reflect no deduction for fees, expenses, or taxes.	0.74%	1.80%		4.13%
[1]	Performance is from March 1, 2003, inception date of Class C shares.
[2]	Performance is from August 31, 2007, inception date of Class I shares.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Balanced Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 21 of the Fund's Prospectus
		and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 130%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing in equity securities, debt securities and cash equivalents. The Fund may invest in any type or class of security.

Under normal circumstances:

o The Fund will invest 40% to 75% of its total assets in equity securities and securities convertible or exchangeable into common stock.

o The Fund may invest up to 15% of its net assets in American Depository
Receipts.

o The Fund will invest at least 25% of it total assets in a portfolio of debt securities and preferred stocks. The debt securities are designed to replicate, as closely as possible, before the deduction of expenses, the performance of the
Barclays Capital US Aggregate Bond Index (the "Index"). The Index is largely comprised of investment-grade government, corporate, mortgage-, commercial mortgage- and asset-backed bonds that are denominated in U.S. dollars and have maturities longer than one year. As of December 31, 2011, the dollar weighted average maturity was 6.41 years for the portfolio and 7.13 years for the Index.
As of December 31, 2011, the average credit quality was AA1/AA2 for the portfolio and the Index. These averages fluctuate over time.

With respect to debt securities, the portfolio's securities are weighted to attempt to make the portfolio's total investment characteristics similar to those of the Index.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

o Interest rates rise.

o An issuer's credit quality is downgraded or an issuer defaults.

o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

o The rate of inflation increases.

o The average life of a mortgage-related security is shortened or lengthened.

o A U.S. government agency or instrumentality defaults on its obligation and the
U.S. government does not provide support.

o The Fund does not track the performance of the Index due to fees, expenses, transaction costs and other factors that do not allow the Fund to match the
Index.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index and the Lipper Balanced Fund Index. We
calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's
		website at VictoryFunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 11.91% (quarter ended September 30, 2009) Lowest -15.51% (quarter ended December 31, 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Lipper Balanced Fund Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Balanced Fund Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.13%
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,291
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,177
Annual Return 2002	rr_AnnualReturn2002	(10.45%)
Annual Return 2003	rr_AnnualReturn2003	14.78%
Annual Return 2004	rr_AnnualReturn2004	8.30%
Annual Return 2005	rr_AnnualReturn2005	6.32%
Annual Return 2006	rr_AnnualReturn2006	10.62%
Annual Return 2007	rr_AnnualReturn2007	9.10%
Annual Return 2008	rr_AnnualReturn2008	(26.03%)
Annual Return 2009	rr_AnnualReturn2009	20.31%
Annual Return 2010	rr_AnnualReturn2010	10.31%
Annual Return 2011	rr_AnnualReturn2011	(2.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.51%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.27%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.59%
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.36%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.72%
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.49%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.63%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.86%
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,346
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,092
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,346
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,092
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.86%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.47%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2003
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	56.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	56.96%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(56.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	6,589
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	8,089
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	8,527
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.43%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.10%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Victory Balanced Fund (Prospectus Summary) | Victory Balanced Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	532
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	942
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,087
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.79%

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class R shares do not exceed 1.15%, 1.85%, 0.90% and 1.45% until at least February 28, 2013, February 28, 2014, February 28, 2013 and February 28, 2013, respectively.
[3]	Performance is from March 1, 2003, inception date of Class C shares.
[4]	Performance is from August 31, 2007, inception date of Class I shares.

Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund
Investment Grade Convertible Fund Summary
Investment Objective
The Fund seeks to provide a high level of current income together with long-term capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 21 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Investment Grade Convertible Fund	Class A	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory Investment Grade Convertible Fund	Class A	Class I
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	none	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.71%	0.35%
Total Annual Fund Operating Expenses	1.46%	1.10%
Fee Waiver/Expense Reimbursement	none	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.46%	1.00%	[1]
[1]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class I shares do not exceed 1.00% until at least February 28, 2013.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Investment Grade Convertible Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	346	652	981	1,911
Class I	102	340	597	1,331

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 35%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks. The Fund may invest a portion of its assets in
American Depository Receipts.

Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade securities convertible into common stock and synthetic convertible securities. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Fund may invest up to 20% of its net assets (as defined above) in un-rated or below-investment-grade securities. Lower quality or below-investment-grade debt securities are sometimes referred to as "junk bonds." See "Risks associated with investing in below-investment-grade securities" and the Appendix.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

o Interest rates rise.

o An issuer's credit quality is downgraded or an issuer defaults. This risk is greater for any investments in below investment grade rated debt.

o The rate of inflation increases.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency. In addition, the Fund is subject to the risks related to investments in below-investment-grade debt securities.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Merrill Lynch All Investment Grade Convertibles Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
VictoryFunds.com.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 14.05% (quarter ended June 30, 2009) Lowest -19.04% (quarter ended September 30, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Investment Grade Convertible Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	(6.25%)	(0.54%)		2.37%
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	(7.34%)	(2.01%)		1.24%
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	(3.87%)	(1.11%)		1.50%
Class I	CLASS I Before Taxes	(3.98%)	(1.33%)	[1]		Aug 31, 2007
Merrill Lynch All Investment Grade Convertibles Index	Merrill Lynch All Investment Grade Convertibles Index Index returns reflect no deduction for fees, expenses, or taxes.	(3.14%)	(1.04%)		1.59%
[1]	Performance is from August 31, 2007, inception date of Class I shares.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Investment Grade Convertible Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income together with long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 21 of the Fund's Prospectus
		and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 35%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks. The Fund may invest a portion of its assets in
American Depository Receipts.

Under normal circumstances, the Fund will invest at least 80% of its net assets in investment grade securities convertible into common stock and synthetic convertible securities. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Fund may invest up to 20% of its net assets (as defined above) in un-rated or below-investment-grade securities. Lower quality or below-investment-grade debt securities are sometimes referred to as "junk bonds." See "Risks associated with investing in below-investment-grade securities" and the Appendix.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

o Interest rates rise.

o An issuer's credit quality is downgraded or an issuer defaults. This risk is greater for any investments in below investment grade rated debt.

o The rate of inflation increases.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency. In addition, the Fund is subject to the risks related to investments in below-investment-grade debt securities.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class I shares of the Fund, including applicable maximum sales charges, compare to those of the Merrill Lynch All Investment Grade Convertibles Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
		VictoryFunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 14.05% (quarter ended June 30, 2009) Lowest -19.04% (quarter ended September 30, 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund | Merrill Lynch All Investment Grade Convertibles Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch All Investment Grade Convertibles Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.59%
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	346
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	981
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Annual Return 2002	rr_AnnualReturn2002	(8.18%)
Annual Return 2003	rr_AnnualReturn2003	20.00%
Annual Return 2004	rr_AnnualReturn2004	6.60%
Annual Return 2005	rr_AnnualReturn2005	1.53%
Annual Return 2006	rr_AnnualReturn2006	8.93%
Annual Return 2007	rr_AnnualReturn2007	6.84%
Annual Return 2008	rr_AnnualReturn2008	(30.83%)
Annual Return 2009	rr_AnnualReturn2009	27.53%
Annual Return 2010	rr_AnnualReturn2010	10.18%
Annual Return 2011	rr_AnnualReturn2011	(4.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.04%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.54%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.01%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.24%
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.11%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.50%
Victory Investment Grade Convertible Fund (Prospectus Summary) | Victory Investment Grade Convertible Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,331
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.33%)	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class I shares do not exceed 1.00% until at least February 28, 2013.
[3]	Performance is from August 31, 2007, inception date of Class I shares.

Victory Value Fund (Prospectus Summary) | Victory Value Fund
Value Fund Summary
Investment Objective
The Fund seeks to provide long-term growth of capital and dividend income.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Value Fund	Class A	Class C	Class I	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory Value Fund		Class A	Class C		Class I		Class R
Management Fees		0.75%	0.75%		0.75%		0.75%
Distribution (12b-1) Fees		none	1.00%		none		0.50%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)		0.63%	3.95%		0.24%		1.18%
Acquired Fund Fees and Expenses	[1][2]	none	none		none		none
Total Annual Fund Operating Expenses		1.38%	5.70%		0.99%		2.43%
Fee Waiver/Expense Reimbursement		none	(3.69%)		(0.05%)		(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.38%	2.01%	[3]	0.94%	[3]	1.61%	[3]
[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[2]	Acquired Fund Fees and Expenses were less than 0.01%.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain items such as interest, taxes and brokerage commissions) of Class C, Class I and Class R shares do not exceed 2.00%, 0.93% and 1.60% until at least February 28, 2014, February 28, 2013 and February 28, 2013, respectively.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	707	987	1,287	2,137
Class C	304	1,017	2,209	5,117
Class I	96	310	542	1,208
Class R	164	679	1,222	2,704

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Victory Value Fund Class C	204	1,017	2,209	5,117

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 176%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in a diversified group of equity securities with an emphasis on companies with above average total return potential. The securities in the Fund usually are listed on a national exchange. The Fund may invest a portion of its assets in American
Depository Receipts.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities and securities convertible or exchangeable into common stock. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Value stocks fall out of favor relative to growth stocks.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 1000® Value Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
VictoryFunds.com.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 19.74% (quarter ended June 30, 2009) Lowest -23.18% (quarter ended December 31, 2008)
We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	(21.05%)	(5.79%)		0.43%
Class C	CLASS C Before Taxes	(17.63%)	(5.40%)		4.05%	[1]	Mar 1, 2003
Class I	CLASS I Before Taxes	(15.87%)	(6.22%)	[2]			Aug 31, 2007
Class R	CLASS R Before Taxes	(16.46%)	(5.01%)		0.70%
After Taxes on Distributions Class A	CLASS A After Taxes on Distributions	(21.14%)	(6.41%)		(0.27%)
After Taxes on Distributions and Sales Class A	CLASS A After Taxes on Distributions and Sale of Fund Shares	(13.54%)	(4.93%)		0.25%
Russell 1000® Value Index	Russell 1000® Value Index Index returns reflect no deduction for fees, expenses, or taxes.	0.39%	(2.64%)		3.89%
[1]	Performance is from March 1, 2003, inception date of Class C shares.
[2]	Performance is from August 31, 2007, inception date of Class I shares.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
Victory Value Fund (Prospectus Summary) | Victory Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Value Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital and dividend income.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus
		and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 176%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	176.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in a diversified group of equity securities with an emphasis on companies with above average total return potential. The securities in the Fund usually are listed on a national exchange. The Fund may invest a portion of its assets in American
Depository Receipts.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities and securities convertible or exchangeable into common stock. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Value stocks fall out of favor relative to growth stocks.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 1000® Value Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
		VictoryFunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 19.74% (quarter ended June 30, 2009) Lowest -23.18% (quarter ended December 31, 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Russell 1000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	707
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	987
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,287
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Annual Return 2002	rr_AnnualReturn2002	(22.54%)
Annual Return 2003	rr_AnnualReturn2003	27.13%
Annual Return 2004	rr_AnnualReturn2004	12.44%
Annual Return 2005	rr_AnnualReturn2005	8.54%
Annual Return 2006	rr_AnnualReturn2006	17.13%
Annual Return 2007	rr_AnnualReturn2007	3.02%
Annual Return 2008	rr_AnnualReturn2008	(36.03%)
Annual Return 2009	rr_AnnualReturn2009	23.70%
Annual Return 2010	rr_AnnualReturn2010	15.29%
Annual Return 2011	rr_AnnualReturn2011	(16.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.18%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.79%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.43%
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.27%)
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.25%
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	3.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.70%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.69%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.01%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,017
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,209
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,117
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,017
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,209
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,117
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.63%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.40%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.05%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2003
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,208
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.22%)	[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Victory Value Fund (Prospectus Summary) | Victory Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	1.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.61%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,222
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,704
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.01%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.70%

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[3]	Acquired Fund Fees and Expenses were less than 0.01%.
[4]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain items such as interest, taxes and brokerage commissions) of Class C, Class I and Class R shares do not exceed 2.00%, 0.93% and 1.60% until at least February 28, 2014, February 28, 2013 and February 28, 2013, respectively.
[5]	Performance is from March 1, 2003, inception date of Class C shares.
[6]	Performance is from August 31, 2007, inception date of Class I shares.

Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund
Stock Index Fund Summary
Investment Objective
The Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the S&P 500 Index.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Stock Index Fund	Class A	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory Stock Index Fund		Class A	Class R
Management Fees		0.25%	0.25%
Distribution (12b-1) Fees		none	none
Other Expenses (Includes a shareholder servicing fee of 0.15% applicable to Class A shares and a shareholder servicing fee of 0.25% applicable to Class R shares)		0.70%	0.74%
Acquired Fund Fees and Expenses	[1][2]	none	none
Total Annual Fund Operating Expenses		0.95%	0.99%
Fee Waiver/Expense Reimbursement		(0.24%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	0.71%	0.91%
[1]	Acquired Fund Fees and Expenses were less than 0.01%.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain items such as interest, taxes and brokerage commissions) of Class A and Class R shares do not exceed 0.70% and 0.90%, respectively, until at least February 28, 2013.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Stock Index Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	643	838	1,048	1,654
Class R	93	307	539	1,206

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 12%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by attempting to duplicate the performance of the S&P 500 Index. The Fund primarily invests in the equity securities that are in the S&P 500 Index, including American Depositary Receipts
(ADRs), and secondarily in related futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities, or equivalents, that are included in the S&P 500 Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Derivative instruments, including futures or options contracts used for asset substitution, do not perfectly replicate direct investment in the S&P 500 Index, which could increase tracking error or generate losses.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 16.51% (quarter ended June 30, 2009) Lowest -22.47% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Stock Index Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	CLASS A Before Taxes	(4.21%)	(1.60%)	1.96%
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	(4.40%)	(1.81%)	1.73%
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	(2.48%)	(1.37%)	1.64%
Class R	CLASS R Before Taxes	1.47%	(0.61%)	2.36%
S&P 500 Index	S&P 500 Index Index returns reflect no deduction for fees, expenses, or taxes.	2.11%	(0.25%)	2.92%

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Stock Index Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the S&P 500 Index.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus
		and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 12%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by attempting to duplicate the performance of the S&P 500 Index. The Fund primarily invests in the equity securities that are in the S&P 500 Index, including American Depositary Receipts
(ADRs), and secondarily in related futures and options contracts.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities, or equivalents, that are included in the S&P 500 Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Derivative instruments, including futures or options contracts used for asset substitution, do not perfectly replicate direct investment in the S&P 500 Index, which could increase tracking error or generate losses.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance information is available on
		the Fund's website at VictoryFunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 16.51% (quarter ended June 30, 2009) Lowest -22.47% (quarter ended December 31, 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.15% applicable to Class A shares and a shareholder servicing fee of 0.25% applicable to Class R shares)	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.71%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	643
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	838
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,048
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,654
Annual Return 2002	rr_AnnualReturn2002	(22.70%)
Annual Return 2003	rr_AnnualReturn2003	27.92%
Annual Return 2004	rr_AnnualReturn2004	10.29%
Annual Return 2005	rr_AnnualReturn2005	4.16%
Annual Return 2006	rr_AnnualReturn2006	15.83%
Annual Return 2007	rr_AnnualReturn2007	5.17%
Annual Return 2008	rr_AnnualReturn2008	(37.64%)
Annual Return 2009	rr_AnnualReturn2009	28.37%
Annual Return 2010	rr_AnnualReturn2010	14.42%
Annual Return 2011	rr_AnnualReturn2011	1.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.60%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.96%
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.40%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.81%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.73%
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.64%
Victory Stock Index Fund (Prospectus Summary) | Victory Stock Index Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.15% applicable to Class A shares and a shareholder servicing fee of 0.25% applicable to Class R shares)	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	307
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	539
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,206
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.61%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.36%

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	Acquired Fund Fees and Expenses were less than 0.01%.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain items such as interest, taxes and brokerage commissions) of Class A and Class R shares do not exceed 0.70% and 0.90%, respectively, until at least February 28, 2013.

Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund
Established Value Fund Summary
Investment Objective
The investment objective of the Fund is long-term capital growth by investing primarily in common stocks.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Established Value Fund	Class A	Class I	Class R	Class Y
Maximum Sales Charge Imposed on Purchases (load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory Established Value Fund	Class A	Class I	Class R	Class Y
Management Fees	0.49%	0.49%	0.49%	0.49%
Distribution (12b-1) Fees	none	none	none	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.59%	0.24%	0.26%	0.69%
Total Annual Fund Operating Expenses	1.08%	0.73%	1.25%	1.18%
Fee Waiver/Expense Reimbursement	none	none	none	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.08%	0.73%	1.25%	0.83%	[1]
[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class Y shares do not exceed 0.83% until at least February 28, 2017.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Established Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	679	899	1,136	1,816
Class I	75	233	406	906
Class R	127	397	686	1,511
Class Y	85	265	460	1,257

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 38%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Value Index. The Fund may invest a portion of its assets in American Depository Receipts (ADRs). The Adviser seeks to invest in the stock of companies that are expected to benefit from either macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals.

As of December 31, 2011, the Russell MidCap® Value Index included companies with capitalizations between $95 million and $20 billion. The size of companies in the index changes with market conditions and the composition of the index.

For purposes of the Fund's investment strategies, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Value stocks fall out of favor relative to growth stocks.

o MidCap stocks fall out of favor relative to stocks of larger or smaller companies.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class I and
Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell MidCap® Value Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.
Past performance information is not presented for Class Y shares as the share class is new as of the date of this Prospectus.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class R Shares

Highest/lowest quarterly results during this time period were: Highest 20.87% (quarter ended September 30, 2009) Lowest -19.06% (quarter ended September 30, 2011)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Established Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	(5.66%)	3.28%		7.91%
Class I	CLASS I Before Taxes	0.48%	10.10%	[1]		Mar 1, 2010
Class R	CLASS R Before Taxes	(0.03%)	4.37%		8.37%
Class R After Taxes on Distributions	CLASS R After Taxes on Distributions	(0.50%)	3.46%		7.09%
Class R After Taxes on Distributions and Sales	CLASS R After Taxes on Distributions and Sale of Fund Shares	0.61%	3.55%		7.05%
Lipper Balanced Fund Index	Russell MidCap® Value Index Index returns reflect no deduction for fees, expenses, or taxes.	(1.38%)	0.04%		7.67%
[1]	Performance is from March 1, 2010, inception date of Class I shares.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Established Value Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term capital growth by investing primarily in common stocks.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus
		and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 38%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Value Index. The Fund may invest a portion of its assets in American Depository Receipts (ADRs). The Adviser seeks to invest in the stock of companies that are expected to benefit from either macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals.

As of December 31, 2011, the Russell MidCap® Value Index included companies with capitalizations between $95 million and $20 billion. The size of companies in the index changes with market conditions and the composition of the index.

For purposes of the Fund's investment strategies, "net assets" includes any borrowings for investment purposes.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Value stocks fall out of favor relative to growth stocks.

o MidCap stocks fall out of favor relative to stocks of larger or smaller companies.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class I and
Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell MidCap® Value Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.
Past performance information is not presented for Class Y shares as the share
		class is new as of the date of this Prospectus.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class R Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 20.87% (quarter ended September 30, 2009) Lowest -19.06% (quarter ended September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Lipper Balanced Fund Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell MidCap® Value Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.67%
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	899
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,136
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,816
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.06%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.91%
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	906
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.10%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Annual Return 2002	rr_AnnualReturn2002	(9.95%)
Annual Return 2003	rr_AnnualReturn2003	33.18%
Annual Return 2004	rr_AnnualReturn2004	16.29%
Annual Return 2005	rr_AnnualReturn2005	12.90%
Annual Return 2006	rr_AnnualReturn2006	14.63%
Annual Return 2007	rr_AnnualReturn2007	7.45%
Annual Return 2008	rr_AnnualReturn2008	(29.12%)
Annual Return 2009	rr_AnnualReturn2009	34.21%
Annual Return 2010	rr_AnnualReturn2010	21.18%
Annual Return 2011	rr_AnnualReturn2011	(0.03%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.37%
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class R | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.09%
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class R | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.05%
Victory Established Value Fund (Prospectus Summary) | Victory Established Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.83%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,257

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	Performance is from March 1, 2010, inception date of Class I shares.
[3]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class Y shares do not exceed 0.83% until at least February 28, 2017.

SSVSX | Victory Special Value Fund
Special Value Fund Summary
Investment Objective
The Fund seeks to provide long-term growth of capital and dividend income.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Special Value Fund	Class A	Class C	Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory Special Value Fund	Class A	Class C	Class I	Class R	Class Y
Management Fees	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution (12b-1) Fees	none	1.00%	none	0.50%	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.57%	0.50%	0.21%	0.35%	0.89%
Total Annual Fund Operating Expenses	1.28%	2.21%	0.92%	1.56%	1.60%
Fee Waiver/Expense Reimbursement	none	none	none	none	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.28%	2.21%	0.92%	1.56%	1.03%	[1]
[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class Y shares do not exceed 1.03% until at least February 28, 2017.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Special Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	698	958	1,237	2,031
Class C	324	691	1,185	2,544
Class I	94	293	509	1,131
Class R	159	493	850	1,856
Class Y	105	328	569	1,627

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Victory Special Value Fund Class C	224	691	1,185	2,544

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 93%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Index. The Fund may invest a portion of its assets in American Depository Receipts (ADRs). The Adviser looks primarily for companies whose stock is trading at prices below what the Adviser believes represent their true value.

As of December 31, 2011, the Russell MidCap® Index included companies with approximate capitalizations between $95 million and $20 billion. The size of companies used in the index changes with market conditions and the composition of the index.

For purposes of the Fund's investment strategies, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Midcap stocks fall out of favor relative to stocks of larger or smaller companies.

o Value stocks fall out of favor relative to growth stocks.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell MidCap® Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.
Past performance information is not presented for Class Y shares as the share class is new as of the date of this Prospectus.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 17.81% (quarter ended September 30, 2009) Lowest -26.71% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Special Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	(15.75%)	(2.99%)		5.09%
Class C	CLASS C Before Taxes	(12.38%)	(2.76%)		7.31%	[1]	Mar 1, 2003
Class I	CLASS I Before Taxes	(10.31%)	(4.17%)	[2]			Aug 31, 2007
Class R	CLASS R Before Taxes	(10.90%)	(2.16%)		5.38%
After Taxes on Distributions Class A	CLASS A After Taxes on Distributions	(15.75%)	(3.34%)		4.11%
After Taxes on Distributions and Sales Class A	CLASS A After Taxes on Distributions and Sale of Fund Shares	(10.24%)	(2.65%)		4.05%
Russell MidCap Index	Russell MidCap® Index Index returns reflect no deduction for fees, expenses, or taxes.	(1.55%)	1.41%		6.99%
[1]	Performance is from March 1, 2003, inception date of Class C shares.
[2]	Performance is from August 31, 2007, inception date of Class I shares.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
SSVSX | Victory Special Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Special Value Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital and dividend income.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus
		and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 93%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Index. The Fund may invest a portion of its assets in American Depository Receipts (ADRs). The Adviser looks primarily for companies whose stock is trading at prices below what the Adviser believes represent their true value.

As of December 31, 2011, the Russell MidCap® Index included companies with approximate capitalizations between $95 million and $20 billion. The size of companies used in the index changes with market conditions and the composition of the index.

For purposes of the Fund's investment strategies, "net assets" includes any borrowings for investment purposes.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Midcap stocks fall out of favor relative to stocks of larger or smaller companies.

o Value stocks fall out of favor relative to growth stocks.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell MidCap® Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.
Past performance information is not presented for Class Y shares as the share
		class is new as of the date of this Prospectus.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 17.81% (quarter ended September 30, 2009) Lowest -26.71% (quarter ended December 31, 2008)
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
SSVSX | Victory Special Value Fund | Russell MidCap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell MidCap® Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.99%
SSVSX | Victory Special Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,237
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,031
Annual Return 2002	rr_AnnualReturn2002	(9.61%)
Annual Return 2003	rr_AnnualReturn2003	29.25%
Annual Return 2004	rr_AnnualReturn2004	17.59%
Annual Return 2005	rr_AnnualReturn2005	18.89%
Annual Return 2006	rr_AnnualReturn2006	17.12%
Annual Return 2007	rr_AnnualReturn2007	13.76%
Annual Return 2008	rr_AnnualReturn2008	(43.80%)
Annual Return 2009	rr_AnnualReturn2009	32.59%
Annual Return 2010	rr_AnnualReturn2010	20.32%
Annual Return 2011	rr_AnnualReturn2011	(10.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.71%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.99%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%
SSVSX | Victory Special Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.11%
SSVSX | Victory Special Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.65%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.05%
SSVSX | Victory Special Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	324
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,544
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,544
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.38%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.76%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2003
SSVSX | Victory Special Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.31%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.17%)	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
SSVSX | Victory Special Value Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.38%
SSVSX | Victory Special Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,627

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	Performance is from March 1, 2003, inception date of Class C shares.
[3]	Performance is from August 31, 2007, inception date of Class I shares.
[4]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class Y shares do not exceed 1.03% until at least February 28, 2017.

Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund
Small Company Opportunity Fund Summary
Investment Objective
The Fund seeks to provide capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Small Company Opportunity Fund	Class A	Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory Small Company Opportunity Fund		Class A	Class I	Class R	Class Y
Management Fees		0.81%	0.81%	0.81%	0.81%
Distribution (12b-1) Fees		none	none	0.50%	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)		0.60%	0.25%	0.31%	1.42%
Acquired Fund Fees and Expenses	[1][2]	none	none	none	none
Total Annual Fund Operating Expenses		1.41%	1.06%	1.62%	2.23%
Fee Waiver/Expense Reimbursement		none	none	none	(1.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.41%	1.06%	1.62%	1.16%	[3]
[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[2]	Acquired Fund Fees and Expenses were less than 0.01%.
[3]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class Y shares do not exceed 1.15% until at least February 28, 2017.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Small Company Opportunity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	710	996	1,302	2,169
Class I	108	337	585	1,294
Class R	165	511	881	1,922
Class Y	118	368	638	2,081

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 44%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in the equity securities of smaller companies that the Adviser believes to be undervalued relative to the underlying earnings potential of the company.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. The Fund may invest a portion of its assets in American Depository Receipts (ADRs).

"Small companies" are companies that at the time of purchase have market capitalizations within the range of companies comprising the Russell 2000® Value
Index. As of December 31, 2011, the smallest company in the Russell 2000® Value
Index had an approximate market capitalization of $38 million and the largest company had an approximate market capitalization of $4 billion.

For purposes of the Fund's investment strategies, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies as a result of deteriorating economic conditions.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class I and
Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 2000® Value Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class is new as of the date of this Prospectus.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class R Shares

Highest/lowest quarterly results during this time period were: Highest 22.45% (quarter ended September 30, 2009) Lowest -24.30% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Small Company Opportunity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	(4.64%)	1.58%		7.96%
Class I	CLASS I Before Taxes	1.52%	2.99%	[1]		Aug 31, 2007
Class R	CLASS R Before Taxes	0.93%	2.61%		8.35%
Class R After Taxes on Distributions	CLASS R After Taxes on Distributions	0.86%	2.39%		7.42%
Class R After Taxes on Distributions and Sales	CLASS R After Taxes on Distributions and Sale of Fund Shares	0.71%	2.19%		7.12%
Russell 2000 Value Index	Russell 2000® Value Index Index returns reflect no deduction for fees, expenses, or taxes.	(5.50%)	(1.87%)		6.40%
[1]	Performance is from August 31, 2007, inception date of Class I shares.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Small Company Opportunity Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus
		and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 44%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests primarily in the equity securities of smaller companies that the Adviser believes to be undervalued relative to the underlying earnings potential of the company.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. The Fund may invest a portion of its assets in American Depository Receipts (ADRs).

"Small companies" are companies that at the time of purchase have market capitalizations within the range of companies comprising the Russell 2000® Value
Index. As of December 31, 2011, the smallest company in the Russell 2000® Value
Index had an approximate market capitalization of $38 million and the largest company had an approximate market capitalization of $4 billion.

For purposes of the Fund's investment strategies, "net assets" includes any borrowings for investment purposes.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies as a result of deteriorating economic conditions.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class I and
Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 2000® Value Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class is new as of
		the date of this Prospectus.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class R Shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 22.45% (quarter ended September 30, 2009) Lowest -24.30% (quarter ended December 31, 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Russell 2000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,302
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.96%
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Annual Return 2002	rr_AnnualReturn2002	(5.55%)
Annual Return 2003	rr_AnnualReturn2003	30.31%
Annual Return 2004	rr_AnnualReturn2004	24.60%
Annual Return 2005	rr_AnnualReturn2005	5.35%
Annual Return 2006	rr_AnnualReturn2006	21.33%
Annual Return 2007	rr_AnnualReturn2007	(3.51%)
Annual Return 2008	rr_AnnualReturn2008	(27.45%)
Annual Return 2009	rr_AnnualReturn2009	32.78%
Annual Return 2010	rr_AnnualReturn2010	21.27%
Annual Return 2011	rr_AnnualReturn2011	0.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.30%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.35%
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class R | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.42%
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class R | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.12%
Victory Small Company Opportunity Fund (Prospectus Summary) | Victory Small Company Opportunity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	1.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,081

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[3]	Acquired Fund Fees and Expenses were less than 0.01%.
[4]	Performance is from August 31, 2007, inception date of Class I shares.
[5]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses (excluding certain other items such as interest, taxes and brokerage commissions) of Class Y shares do not exceed 1.15% until at least February 28, 2017.

Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund
Large Cap Growth Fund Summary
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Large Cap Growth Fund	Class A	Class C	Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory Large Cap Growth Fund	Class A	Class C		Class I		Class R		Class Y
Management Fees	0.75%	0.75%		0.75%		0.75%		0.75%
Distribution (12b-1) Fees	none	1.00%		none		0.50%		none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.52%	0.47%		0.30%		1.86%		0.54%
Total Annual Fund Operating Expenses	1.27%	2.22%		1.05%		3.11%		1.29%
Fee Waiver/Expense Reimbursement	none	(0.12%)		(0.10%)		(1.46%)		(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.27%	2.10%	[1]	0.95%	[1]	1.65%	[1]	1.02%	[1]
[1]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class C, Class I, Class R and Class Y shares do not exceed 2.10%, 0.95%, 1.65% and 1.02% until at least February 28, 2013, February 28, 2013, February 28, 2013 and February 28, 2017, respectively.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Large Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	697	955	1,232	2,021
Class C	313	683	1,179	2,545
Class I	97	324	570	1,274
Class R	168	823	1,503	3,319
Class Y	104	325	563	1,423

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Victory Large Cap Growth Fund Class C	213	683	1,179	2,545

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 82%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in U.S. equity securities of companies whose growth prospects appear to exceed those of the overall market. The issuers usually are listed on a nationally recognized exchange.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large cap companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The Fund may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary
Receipts, and equity securities of foreign stocks traded on foreign exchanges.

"Large cap companies" are companies that at the time of purchase, have market capitalizations within the range of companies comprising the Russell 1000®
Growth Index. As of December 31, 2011, the smallest company in the Russell 1000®
Growth Index had an approximate market capitalization of $95 million and the largest company had an approximate market capitalization of $418 billion.

For purposes of the Fund's investment strategies, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Growth stocks fall out of favor because the companies' earnings growth do not meet expectations.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 1000® Growth Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
VictoryFunds.com. Past performance information is not presented for Class I shares as the share class is new as of March 1, 2011. Past performance information is not presented for Class Y shares as the share class is new as of the date of this Prospectus.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 18.09% (quarter ended September 30, 2010) Lowest -24.34% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Large Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	(11.41%)	0.10%	3.56%	[1]	Dec 31, 2003
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	(11.59%)	0.06%	3.53%	[1]	Dec 31, 2003
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	(7.19%)	0.09%	3.07%	[1]	Dec 31, 2003
Class C	CLASS C Before Taxes	(7.76%)	0.50%	3.50%	[1]	Dec 31, 2003
Class R	CLASS R Before Taxes	(6.34%)	0.95%	4.02%	[1]	Dec 31, 2003
Russell 1000® Growth Index	Russell 1000® Growth Index Index returns reflect no deduction for fees, expenses, or taxes.	2.64%	2.50%	4.12%
[1]	Performance is from December 31, 2003, inception date of Class A, Class C and Class R shares.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Large Cap Growth Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus
		and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 82%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in U.S. equity securities of companies whose growth prospects appear to exceed those of the overall market. The issuers usually are listed on a nationally recognized exchange.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large cap companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The Fund may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary
Receipts, and equity securities of foreign stocks traded on foreign exchanges.

"Large cap companies" are companies that at the time of purchase, have market capitalizations within the range of companies comprising the Russell 1000®
Growth Index. As of December 31, 2011, the smallest company in the Russell 1000®
Growth Index had an approximate market capitalization of $95 million and the largest company had an approximate market capitalization of $418 billion.

For purposes of the Fund's investment strategies, "net assets" includes any borrowings for investment purposes.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Growth stocks fall out of favor because the companies' earnings growth do not meet expectations.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 1000® Growth Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
VictoryFunds.com. Past performance information is not presented for Class I shares as the share class is new as of March 1, 2011. Past performance information is not presented for Class Y shares as the share class is new as of
		the date of this Prospectus.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 18.09% (quarter ended September 30, 2010) Lowest -24.34% (quarter ended December 31, 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Russell 1000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,232
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,021
Annual Return 2004	rr_AnnualReturn2004	11.80%
Annual Return 2005	rr_AnnualReturn2005	11.63%
Annual Return 2006	rr_AnnualReturn2006	5.45%
Annual Return 2007	rr_AnnualReturn2007	21.43%
Annual Return 2008	rr_AnnualReturn2008	(44.74%)
Annual Return 2009	rr_AnnualReturn2009	39.86%
Annual Return 2010	rr_AnnualReturn2010	20.89%
Annual Return 2011	rr_AnnualReturn2011	(6.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.34%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.56%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.53%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.07%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	683
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,179
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,545
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	683
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,179
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,545
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.76%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.50%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	570
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,274
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	1.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.11%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,503
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,319
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.02%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,423

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	Performance is from December 31, 2003, inception date of Class A, Class C and Class R shares.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class C, Class I, Class R and Class Y shares do not exceed 2.10%, 0.95%, 1.65% and 1.02% until at least February 28, 2013, February 28, 2013, February 28, 2013 and February 28, 2017, respectively.

Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund
National Municipal Bond Fund Summary
Investment Objective
The Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
More information about these and other discounts is available from your investment professional and in Investing with Victory on page 22 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information
(SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory National Municipal Bond Fund	Class A	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory National Municipal Bond Fund		Class A	Class Y
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		none	none
Other Expenses (Includes a shareholder servicing fee of 0.25%)		0.51%	0.55%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.08%	1.12%
Fee Waiver/Expense Reimbursement		(0.09%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	[2]	0.99%	0.74%
[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) of Class A and Class Y shares do not exceed 0.97% and 0.72% until at least February 28, 2013 and February 28, 2017, respectively.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory National Municipal Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	299	528	775	1,483
Class Y	76	237	411	1,171

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 133%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in:

o Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;

o Zero coupon, tax, revenue, and bond anticipation notes; and

o Tax-exempt commercial paper.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of various states or municipalities, the interest on which is exempt from federal income tax. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o Economic or political events take place in a state which make the market value of that state's obligations decline;

o The market values of the securities acquired by the Fund decline;

o The portfolio manager does not execute the Fund's principal investment strategies effectively;

o Interest rates rise;

o An issuer's credit quality is downgraded or an issuer defaults on its securities;

o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities;

o The rate of inflation increases;

o The average life of a mortgage-related security is shortened or lengthened; or

o Returns are reduced as a result of actively trading the Fund's portfolio.

The Fund primarily invests in municipal securities from several states, rather than from a single state. The Fund also is subject to the risks associated with investing in municipal debt securities, including the risk that certain investments could lose their tax-exempt status.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A shares of the
Fund, including applicable maximum sales charges, compare to those of the
Barclays Capital U.S. 7-Year Municipal Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class is new as of the date of this Prospectus.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 5.85% (quarter ended September 30, 2009) Lowest -3.95% (quarter ended December 31, 2010)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory National Municipal Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	CLASS A Before Taxes	7.22%	4.71%	4.68%
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	6.77%	4.42%	4.39%
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	5.67%	4.32%	4.29%
Barclays Capital U.S. 7-Year Municipal Bond Index	Barclays Capital U.S. 7-Year Municipal Bond Index Index returns reflect no deduction for fees, expenses, or taxes.	10.14%	6.38%	5.63%

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	National Municipal Bond Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
More information about these and other discounts is available from your investment professional and in Investing with Victory on page 22 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information
		(SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 133%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in:

o Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;

o Zero coupon, tax, revenue, and bond anticipation notes; and

o Tax-exempt commercial paper.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of various states or municipalities, the interest on which is exempt from federal income tax. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o Economic or political events take place in a state which make the market value of that state's obligations decline;

o The market values of the securities acquired by the Fund decline;

o The portfolio manager does not execute the Fund's principal investment strategies effectively;

o Interest rates rise;

o An issuer's credit quality is downgraded or an issuer defaults on its securities;

o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities;

o The rate of inflation increases;

o The average life of a mortgage-related security is shortened or lengthened; or

o Returns are reduced as a result of actively trading the Fund's portfolio.

The Fund primarily invests in municipal securities from several states, rather than from a single state. The Fund also is subject to the risks associated with investing in municipal debt securities, including the risk that certain investments could lose their tax-exempt status.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A shares of the
Fund, including applicable maximum sales charges, compare to those of the
Barclays Capital U.S. 7-Year Municipal Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class
		is new as of the date of this Prospectus.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 5.85% (quarter ended September 30, 2009) Lowest -3.95% (quarter ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund | Barclays Capital U.S. 7-Year Municipal Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. 7-Year Municipal Bond Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.63%
Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25%)	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	299
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	528
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	775
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,483
Annual Return 2002	rr_AnnualReturn2002	9.45%
Annual Return 2003	rr_AnnualReturn2003	4.04%
Annual Return 2004	rr_AnnualReturn2004	3.24%
Annual Return 2005	rr_AnnualReturn2005	2.43%
Annual Return 2006	rr_AnnualReturn2006	4.17%
Annual Return 2007	rr_AnnualReturn2007	3.27%
Annual Return 2008	rr_AnnualReturn2008	0.69%
Annual Return 2009	rr_AnnualReturn2009	10.70%
Annual Return 2010	rr_AnnualReturn2010	2.00%
Annual Return 2011	rr_AnnualReturn2011	9.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.95%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.68%
Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.39%
Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.29%
Victory National Municipal Bond Fund (Prospectus Summary) | Victory National Municipal Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25%)	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement	rr_NetExpensesOverAssets	0.74%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,171

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) of Class A and Class Y shares do not exceed 0.97% and 0.72% until at least February 28, 2013 and February 28, 2017, respectively.

Victory Ohio Municipal Bond Fund (Prospectus Summary) | Victory Ohio Municipal Bond Fund
Ohio Municipal Bond Fund Summary
Investment Objective
The Fund seeks to provide a high level of current interest income exempt from both federal income tax and Ohio personal income tax.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
More information about these and other discounts is available from your
Investment Professional and in Investing with Victory on page 22 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information
(SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Victory Ohio Municipal Bond Fund Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		Victory Ohio Municipal Bond Fund Class A
Management Fees		0.55%
Distribution (12b-1) Fee		none
Other Expenses (Includes a shareholder servicing fee of 0.25%)		0.50%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.07%
[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Victory Ohio Municipal Bond Fund Class A	307	534	778	1,480

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 54%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in:

o Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;

o Zero coupon, tax, revenue, and bond anticipation notes; and

o Tax-exempt commercial paper.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of the state of Ohio or its municipalities, or other jurisdictions such as Puerto Rico, the interest on which is exempt from federal and Ohio state income tax. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o Economic or political events take place in Ohio which make the market value of
Ohio obligations decline;

o The market values of the securities acquired by the Fund decline;

o The portfolio manager does not execute the Fund's principal investment strategies effectively;

o Interest rates rise;

o An issuer's credit quality is downgraded or an issuer defaults on its securities;

o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities;

o The rate of inflation increases; or

o The average life of a mortgage-related security is shortened or lengthened.

The Fund also is subject to the risks associated with investing in municipal debt securities, including the risk that certain investments could lose their tax-exempt status.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A shares of the
Fund, including applicable maximum sales charges, compare to those of the
Barclays Capital U.S. 7-Year Municipal Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 4.43% (quarter ended September 30, 2002) Lowest -3.80% (quarter ended December 31, 2010)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Ohio Municipal Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	CLASS A Before Taxes	5.33%	4.04%	4.08%
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions	5.19%	3.84%	3.91%
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares	4.60%	3.85%	3.91%
Barclays Capital U.S. 7-Year Municipal Bond Index	Barclays Capital U.S. 7-Year Municipal Bond Index Index returns reflect no deduction for fees, expenses, or taxes.	10.14%	6.38%	5.63%

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
Victory Ohio Municipal Bond Fund (Prospectus Summary) | Victory Ohio Municipal Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Ohio Municipal Bond Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current interest income exempt from both federal income tax and Ohio personal income tax.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
More information about these and other discounts is available from your
Investment Professional and in Investing with Victory on page 22 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information
		(SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 54%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in:

o Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;

o Zero coupon, tax, revenue, and bond anticipation notes; and

o Tax-exempt commercial paper.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of the state of Ohio or its municipalities, or other jurisdictions such as Puerto Rico, the interest on which is exempt from federal and Ohio state income tax. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o Economic or political events take place in Ohio which make the market value of
Ohio obligations decline;

o The market values of the securities acquired by the Fund decline;

o The portfolio manager does not execute the Fund's principal investment strategies effectively;

o Interest rates rise;

o An issuer's credit quality is downgraded or an issuer defaults on its securities;

o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities;

o The rate of inflation increases; or

o The average life of a mortgage-related security is shortened or lengthened.

The Fund also is subject to the risks associated with investing in municipal debt securities, including the risk that certain investments could lose their tax-exempt status.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A shares of the
Fund, including applicable maximum sales charges, compare to those of the
Barclays Capital U.S. 7-Year Municipal Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance
		information is available on the Fund's website at VictoryFunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 4.43% (quarter ended September 30, 2002) Lowest -3.80% (quarter ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory Ohio Municipal Bond Fund (Prospectus Summary) | Victory Ohio Municipal Bond Fund | Barclays Capital U.S. 7-Year Municipal Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. 7-Year Municipal Bond Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.63%
Victory Ohio Municipal Bond Fund (Prospectus Summary) | Victory Ohio Municipal Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25%)	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	307
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	534
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	778
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,480
Annual Return 2002	rr_AnnualReturn2002	9.08%
Annual Return 2003	rr_AnnualReturn2003	3.80%
Annual Return 2004	rr_AnnualReturn2004	2.41%
Annual Return 2005	rr_AnnualReturn2005	2.02%
Annual Return 2006	rr_AnnualReturn2006	3.43%
Annual Return 2007	rr_AnnualReturn2007	3.79%
Annual Return 2008	rr_AnnualReturn2008	1.99%
Annual Return 2009	rr_AnnualReturn2009	7.82%
Annual Return 2010	rr_AnnualReturn2010	1.43%
Annual Return 2011	rr_AnnualReturn2011	7.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.80%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.08%
Victory Ohio Municipal Bond Fund (Prospectus Summary) | Victory Ohio Municipal Bond Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.91%
Victory Ohio Municipal Bond Fund (Prospectus Summary) | Victory Ohio Municipal Bond Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.91%

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.

Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund
Diversified Stock Fund Summary
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 11 of the Fund's Prospectus and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Diversified Stock Fund	Class A	Class C	Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses Victory Diversified Stock Fund	Class A	Class C		Class I	Class R	Class Y
Management Fees	0.61%	0.61%		0.61%	0.61%	0.61%
Distribution (12b-1) Fees	none	1.00%		none	0.50%	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	0.50%	0.33%		0.20%	0.27%	0.59%
Total Annual Fund Operating Expense	1.11%	1.94%		0.81%	1.38%	1.20%
Fee Waiver/Expense Reimbursement	none	none		none	none	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%	1.94%	[1]	0.81%	1.38%	0.86%	[1]
[1]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class C and Class Y shares do not exceed 2.00% and 0.86% until at least February 28, 2014 and February 28, 2017, respectively.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Victory Diversified Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	682	908	1,151	1,849
Class C	297	609	1,047	2,264
Class I	83	259	450	1,002
Class R	140	437	755	1,657
Class Y	88	274	477	1,285

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Victory Diversified Stock Fund Class C	197	609	1,047	2,264

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 84%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities and securities convertible or exchangeable into common stock traded on U.S.
exchanges and issued by large, established companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Fund invests in both growth and value securities.

o Growth securities are stocks of companies that the Adviser believes will experience earnings growth; and

o Value securities are stocks that the Adviser believes are intrinsically worth more than their market value.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The prices of securities held by the Fund may decline if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Growth stocks fall out of favor because the companies' earnings growth does not meet expectations.

o Value stocks fall out of favor relative to growth stocks.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class is new as of the date of this
Prospectus.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 19.95% (quarter ended June 30, 2003) Lowest -24.46% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns Victory Diversified Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes	(11.93%)	(2.55%)		2.37%
Class C	CLASS C Before Taxes	(8.23%)	(2.16%)		2.29%	[1]	Mar 1, 2002
Class I	CLASS I Before Taxes	(6.29%)	(2.99%)	[2]			Aug 31, 2007
Class R	CLASS R Before Taxes	(6.87%)	(1.64%)		2.64%
After Taxes on Distributions Class A	CLASS A After Taxes on Distributions	(12.04%)	(3.17%)		1.76%
After Taxes on Distributions and Sales Class A	CLASS A After Taxes on Distributions and Sale of Fund Shares	(7.60%)	(2.30%)		1.88%
S&P 500 Index	S&P 500 Index Index returns reflect no deduction for fees, expenses, or taxes.	2.11%	(0.25%)		2.92%
[1]	Performance is from March 1, 2002, inception date of Class C shares.
[2]	Performance is from August 31, 2007, inception date of Class I shares.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Diversified Stock Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 11 of the Fund's Prospectus
		and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 84%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities and securities convertible or exchangeable into common stock traded on U.S.
exchanges and issued by large, established companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

The Fund invests in both growth and value securities.

o Growth securities are stocks of companies that the Adviser believes will experience earnings growth; and

o Value securities are stocks that the Adviser believes are intrinsically worth more than their market value.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The prices of securities held by the Fund may decline if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Growth stocks fall out of favor because the companies' earnings growth does not meet expectations.

o Value stocks fall out of favor relative to growth stocks.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class is new as of the date of this
		Prospectus.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 19.95% (quarter ended June 30, 2003) Lowest -24.46% (quarter ended December 31, 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.11%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	908
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,151
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,849
Annual Return 2002	rr_AnnualReturn2002	(22.78%)
Annual Return 2003	rr_AnnualReturn2003	35.60%
Annual Return 2004	rr_AnnualReturn2004	10.23%
Annual Return 2005	rr_AnnualReturn2005	9.38%
Annual Return 2006	rr_AnnualReturn2006	13.89%
Annual Return 2007	rr_AnnualReturn2007	10.37%
Annual Return 2008	rr_AnnualReturn2008	(36.68%)
Annual Return 2009	rr_AnnualReturn2009	26.65%
Annual Return 2010	rr_AnnualReturn2010	12.75%
Annual Return 2011	rr_AnnualReturn2011	(6.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.46%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.55%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.37%
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.17%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.76%
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.88%
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.94%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.94%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.23%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.29%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	0.81%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.99%)	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2007
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.38%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.64%
Victory Diversified Stock Fund (Prospectus Summary) | Victory Diversified Stock Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expense	rr_ExpensesOverAssets	1.20%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,285

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class C and Class Y shares do not exceed 2.00% and 0.86% until at least February 28, 2014 and February 28, 2017, respectively.
[3]	Performance is from March 1, 2002, inception date of Class C shares.
[4]	Performance is from August 31, 2007, inception date of Class I shares.

International Fund (Prospectus Summary) | International Fund
International Fund Summary
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
More information about these and other discounts is available from your
Investment Professional and in Investing with Victory on page 20 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information
(SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees International Fund		Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)		none	1.00%	none	none
Redemption Fees (as a percentage of the amount redeemed)	[1]	2.00%	2.00%	2.00%	2.00%
[1]	This fee only applies to Fund shares redeemed or exchanged within the first 30 days of their acquisition by either a purchase or exchange.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses International Fund		Class A	Class C	Class I	Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	1.00%	none	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)		1.65%	2.52%	0.30%	2.70%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		2.50%	4.37%	1.15%	3.55%
Fee Waiver/Expense Reimbursement		(1.05%)	(2.17%)	none	(2.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.45%	2.20%	1.15%	1.20%
[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class Y shares do not exceed 1.40%, 2.15%, 1.15% and 1.15% until at least August 31, 2017, August 31, 2017, August 31, 2017 and February 28, 2017, respectively.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	714	1,007	1,322	2,762
Class C	323	688	1,180	3,627
Class I	117	365	633	1,398
Class Y	122	381	660	2,877

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Fund Class C	223	688	1,180	3,627

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 102%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in equity securities of foreign companies. The Fund may invest in any type or class of security of companies of any size and from any country. It invests mainly in equity securities of established companies in developed countries outside the
United States.

Under normal circumstances, the Fund:

o Intends to invest at least 80% of its net assets in foreign equity securities.
For purposes of this policy, "foreign equity securities" include securities of foreign-based companies listed on foreign exchanges and depository receipts and exchange traded funds (ETFs) that hold permitted foreign equity securities; and
"net assets" include any borrowings for investment purposes.

o May invest in preferred stocks and other securities with equity characteristics, such as convertible securities.

o May invest in derivatives, such as futures and options contracts, for hedging and for risk management purposes, as well as to seek to enhance potential gain and as a substitute for purchasing securities. See "Futures and options risks."

o May invest a portion of its assets in the securities of companies located in countries with emerging markets.

There is no guarantee that the Fund will achieve its objective.
Principal Risks
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

o Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

o Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

o Derivative instruments, including futures and options contracts used for asset substitution, do not perfectly replicate direct investment in the security.

o A company's earnings do not increase as expected.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI AC World Index ex USA. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class is new as of the date of this Prospectus.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 21.14% (quarter ended June 30, 2009) Lowest -21.73% (quarter ended September 30, 2011)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns International Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes		(18.31%)	9.67%	[1]	Nov 25, 2008
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions		(19.05%)	8.76%	[1]	Nov 25, 2008
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares		(10.38%)	8.38%	[1]	Nov 25, 2008
Class C	CLASS C Before Taxes		(14.83%)	10.94%	[1]	Nov 25, 2008
Class I	CLASS I Before Taxes		(13.11%)	12.09%	[1]	Nov 25, 2008
MSCI AC World Index ex USA	MSCI AC World Index ex USA Index returns reflect no deduction for fees, expenses, or taxes.	[2]	(13.33%)	14.79%	[1]
[1]	Performance is from November 25, 2008, inception date of Class A, Class C and Class I shares.
[2]	The average annual total returns of the Fund's former index, the MSCI EAFE Index, are (11.73)% for the year ended December 31, 2011 and 11.49% for the life of the Fund. Effective February 29, 2012, the MSCI AC World Index ex USA has been selected as the Fund's new index because the Adviser believes that the securities in which the Fund invests pursuant to its investment strategy correspond more closely to the securities included in that index. In particular, the new index includes emerging markets stocks, in which the Fund invests, and which the former index did not include.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
International Fund (Prospectus Summary) | International Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
More information about these and other discounts is available from your
Investment Professional and in Investing with Victory on page 20 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information
		(SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 102%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in equity securities of foreign companies. The Fund may invest in any type or class of security of companies of any size and from any country. It invests mainly in equity securities of established companies in developed countries outside the
United States.

Under normal circumstances, the Fund:

o Intends to invest at least 80% of its net assets in foreign equity securities.
For purposes of this policy, "foreign equity securities" include securities of foreign-based companies listed on foreign exchanges and depository receipts and exchange traded funds (ETFs) that hold permitted foreign equity securities; and
"net assets" include any borrowings for investment purposes.

o May invest in preferred stocks and other securities with equity characteristics, such as convertible securities.

o May invest in derivatives, such as futures and options contracts, for hedging and for risk management purposes, as well as to seek to enhance potential gain and as a substitute for purchasing securities. See "Futures and options risks."

o May invest a portion of its assets in the securities of companies located in countries with emerging markets.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

o Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

o Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

o Derivative instruments, including futures and options contracts used for asset substitution, do not perfectly replicate direct investment in the security.

o A company's earnings do not increase as expected.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o Returns are reduced as a result of actively trading the Fund's portfolio.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI AC World Index ex USA. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class is new as of
		the date of this Prospectus.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 21.14% (quarter ended June 30, 2009) Lowest -21.73% (quarter ended September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
International Fund (Prospectus Summary) | International Fund | MSCI AC World Index ex USA
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index ex USA Index returns reflect no deduction for fees, expenses, or taxes.	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.79%	[3]
International Fund (Prospectus Summary) | International Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	1.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,007
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,322
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,762
Annual Return 2009	rr_AnnualReturn2009	31.29%
Annual Return 2010	rr_AnnualReturn2010	14.66%
Annual Return 2011	rr_AnnualReturn2011	(13.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.73%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.31%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.67%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Fund (Prospectus Summary) | International Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.05%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.76%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Fund (Prospectus Summary) | International Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.38%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Fund (Prospectus Summary) | International Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	2.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.37%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.20%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,627
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,627
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.83%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.94%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Fund (Prospectus Summary) | International Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Fund (Prospectus Summary) | International Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	2.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.55%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,877

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	The average annual total returns of the Fund's former index, the MSCI EAFE Index, are (11.73)% for the year ended December 31, 2011 and 11.49% for the life of the Fund. Effective February 29, 2012, the MSCI AC World Index ex USA has been selected as the Fund's new index because the Adviser believes that the securities in which the Fund invests pursuant to its investment strategy correspond more closely to the securities included in that index. In particular, the new index includes emerging markets stocks, in which the Fund invests, and which the former index did not include.
[3]	Performance is from November 25, 2008, inception date of Class A, Class C and Class I shares.
[4]	This fee only applies to Fund shares redeemed or exchanged within the first 30 days of their acquisition by either a purchase or exchange.
[5]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[6]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class Y shares do not exceed 1.40%, 2.15%, 1.15% and 1.15% until at least August 31, 2017, August 31, 2017, August 31, 2017 and February 28, 2017, respectively.

International Select Fund (Prospectus Summary) | International Select Fund
International Select Fund Summary
Investment Objective
The Fund seeks to provide capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
More information about these and other discounts is available from your
Investment Professional and in Investing with Victory on page 20 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information
(SAI).
Shareholder Fees (paid directly from your investment)
Shareholder Fees International Select Fund		Class A	Class C	Class I	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of puchase or sale price)		none	1.00%	none	none
Redemption Fees (as a percentage of the amount redeemed)	[1]	2.00%	2.00%	2.00%	2.00%
[1]	This fee only applies to Fund shares redeemed or exchanged within the first 30 days of their acquisition by either a purchase or exchange.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses International Select Fund		Class A	Class C	Class I	Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	1.00%	none	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)		2.95%	2.53%	0.28%	2.70%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		3.79%	4.37%	1.12%	3.54%
Fee Waiver/Expense Reimbursement		(2.35%)	(2.18%)	none	(2.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.44%	2.19%	1.12%	1.19%
[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class Y shares do not exceed 1.40%, 2.15%, 1.15% and 1.15% until at least August 31, 2017, August 31, 2017, August 31, 2017 and February 28, 2017, respectively.

Example:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Select Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	713	1,004	1,317	3,399
Class C	322	685	1,175	3,623
Class I	114	356	617	1,363
Class Y	121	378	654	2,867

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
International Select Fund Class C	222	685	1,175	3,623

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 127%
of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in a select group of equity securities of foreign companies. The Fund may invest in any type or class of securities of companies of any size and from any country. It invests mainly in the securities of established companies in developed countries outside of the United States.

Under normal circumstances, the Fund:

o Intends to invest at least 80% of its net assets in foreign equity securities.
For purposes of this policy, "foreign equity securities" include securities of foreign-based companies list on foreign exchanges and depository receipts and exchange traded funds (ETFs) that hold permitted foreign equity securities; and
"net assets" include any borrowings for investment purposes.

o Will invest at least 50% of the Fund's net assets in securities that are represented in the MSCI AC World Index ex USA.

o May invest up to 20% of the Fund's net assets in cash, cash equivalents, US investment-grade fixed-income securities, and US stocks and other equities.

o May invest up to 35% of the Fund's net assets in securities of companies located in emerging markets.

o May invest in preferred stocks and other securities with equity characteristics, such as convertible securities.

o May also invest in derivatives, such as futures and options contracts, for hedging and for risk management purposes, as well as to seek to enhance potential gain and as a substitute for purchasing securities. See "Futures and options risks."

There is no guarantee that the Fund will achieve its objectives.
Principal Risks:
The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market value of securities acquired by the Fund declines.

o Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

o Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

o Smaller companies lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

o Derivative instruments, including futures and options contracts used for asset substitution, do not perfectly replicate direct investment in the security.

o Returns are reduced as a result of actively trading the Fund's portfolio.

o A company's earnings do not increase as expected.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI AC World Index ex USA. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class is new as of the date of this Prospectus.
The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 20.47% (quarter ended June 30, 2009) Lowest -23.73% (quarter ended September 30, 2011)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns International Select Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	CLASS A Before Taxes		(19.92%)	8.45%	[1]	Nov 25, 2008
Class A After Taxes on Distributions	CLASS A After Taxes on Distributions		(20.66%)	7.53%	[1]	Nov 25, 2008
Class A After Taxes on Distributions and Sales	CLASS A After Taxes on Distributions and Sale of Fund Shares		(11.40%)	7.32%	[1]	Nov 25, 2008
Class C	CLASS C Before Taxes		(16.43%)	9.71%	[1]	Nov 25, 2008
Class I	CLASS I Before Taxes		(14.81%)	10.82%	[1]	Nov 25, 2008
MSCI AC World Index ex USA	MSCI AC World Index ex USA Index returns reflect no deduction for fees, expenses, or taxes.	[2]	(13.33%)	14.79%	[1]
[1]	Performance is from November 25, 2008, inception date of Class A, Class C and Class I shares.
[2]	The average annual total returns of the Fund's former index, the MSCI EAFE Index, are (11.73)% for the year ended December 31, 2011 and 11.49% for the life of the Fund. Effective February 29, 2012, the MSCI AC World Index ex USA has been selected as the Fund's new index because the Adviser believes that the securities in which the Fund invests pursuant to its investment strategy correspond more closely to the securities included in that index. In particular, the new index includes emerging markets stocks, in which the Fund invests, and which the former index did not include.

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 29, 2012
International Select Fund (Prospectus Summary) | International Select Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Select Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
More information about these and other discounts is available from your
Investment Professional and in Investing with Victory on page 20 of the Fund's
Prospectus and on page 47 of the Fund's Statement of Additional Information
		(SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 127%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in a select group of equity securities of foreign companies. The Fund may invest in any type or class of securities of companies of any size and from any country. It invests mainly in the securities of established companies in developed countries outside of the United States.

Under normal circumstances, the Fund:

o Intends to invest at least 80% of its net assets in foreign equity securities.
For purposes of this policy, "foreign equity securities" include securities of foreign-based companies list on foreign exchanges and depository receipts and exchange traded funds (ETFs) that hold permitted foreign equity securities; and
"net assets" include any borrowings for investment purposes.

o Will invest at least 50% of the Fund's net assets in securities that are represented in the MSCI AC World Index ex USA.

o May invest up to 20% of the Fund's net assets in cash, cash equivalents, US investment-grade fixed-income securities, and US stocks and other equities.

o May invest up to 35% of the Fund's net assets in securities of companies located in emerging markets.

o May invest in preferred stocks and other securities with equity characteristics, such as convertible securities.

o May also invest in derivatives, such as futures and options contracts, for hedging and for risk management purposes, as well as to seek to enhance potential gain and as a substitute for purchasing securities. See "Futures and options risks."

		There is no guarantee that the Fund will achieve its objectives.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market value of securities acquired by the Fund declines.

o Foreign securities lose market share or profits. Foreign securities generally experience more volatility than their domestic counterparts.

o Emerging market companies lose market share or profits. Emerging markets generally experience the most volatility.

o Smaller companies lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

o Derivative instruments, including futures and options contracts used for asset substitution, do not perfectly replicate direct investment in the security.

o Returns are reduced as a result of actively trading the Fund's portfolio.

o A company's earnings do not increase as expected.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C and
Class I shares of the Fund, including applicable maximum sales charges, compare to those of the MSCI AC World Index ex USA. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class Y shares as the share class is new as of
		the date of this Prospectus.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 20.47% (quarter ended June 30, 2009) Lowest -23.73% (quarter ended September 30, 2011)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
International Select Fund (Prospectus Summary) | International Select Fund | MSCI AC World Index ex USA
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC World Index ex USA Index returns reflect no deduction for fees, expenses, or taxes.	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.33%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.79%	[3]
International Select Fund (Prospectus Summary) | International Select Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of puchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	2.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.79%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.44%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	713
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,004
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,317
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,399
Annual Return 2009	rr_AnnualReturn2009	31.40%
Annual Return 2010	rr_AnnualReturn2010	14.85%
Annual Return 2011	rr_AnnualReturn2011	(15.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.73%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.92%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.45%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Select Fund (Prospectus Summary) | International Select Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.66%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.53%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Select Fund (Prospectus Summary) | International Select Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.40%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.32%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Select Fund (Prospectus Summary) | International Select Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of puchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	2.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.37%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.19%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	322
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,623
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,623
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.71%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Select Fund (Prospectus Summary) | International Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of puchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-08-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS I Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.82%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 2008
International Select Fund (Prospectus Summary) | International Select Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of puchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[4]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Includes a shareholder servicing fee of 0.25% applicable to Class A shares)	rr_OtherExpensesOverAssets	2.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.54%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,867

[1]	Due to the planned liquidation of the Victory Money Market Funds, expenses of the Fund presented in this table have been adjusted to reflect certain expenses of the Trust that will no longer be borne by the Money Market Funds going forward. As a result, the expenses described in this table may vary from similar information presented in the Financial Highlights section of this Prospectus, which reflects historical information.
[2]	The average annual total returns of the Fund's former index, the MSCI EAFE Index, are (11.73)% for the year ended December 31, 2011 and 11.49% for the life of the Fund. Effective February 29, 2012, the MSCI AC World Index ex USA has been selected as the Fund's new index because the Adviser believes that the securities in which the Fund invests pursuant to its investment strategy correspond more closely to the securities included in that index. In particular, the new index includes emerging markets stocks, in which the Fund invests, and which the former index did not include.
[3]	Performance is from November 25, 2008, inception date of Class A, Class C and Class I shares.
[4]	This fee only applies to Fund shares redeemed or exchanged within the first 30 days of their acquisition by either a purchase or exchange.
[5]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.
[6]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I and Class Y shares do not exceed 1.40%, 2.15%, 1.15% and 1.15% until at least August 31, 2017, August 31, 2017, August 31, 2017 and February 28, 2017, respectively.